PAYABLE FOR SALES INCENTIVE	12 Months Ended
Dec. 31, 2022
PAYABLE FOR SALES INCENTIVE
PAYABLE FOR SALES INCENTIVE

11.PAYABLE FOR SALES INCENTIVE

In 2022, the Company entered into a share grant agreement with dealership operators. In order to encourage the dealership operators to improve their sales performance, the Company agreed to provide sales incentives to the dealership operators based on their sales performance. As sales incentive, the Company will issue a total of 5,585,645 shares to dealership operators according to the sales performance for February 2022 to December 2022. The Company recognized these shares as selling expenses of $1,638 based on fair value of the Shares as of December 31, 2022 by reference to share-based payment transactions and the payable for sales incentive of $1,638 recognized as of December 31, 2022.